FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$231,506,662